Provisions - Narrative (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of other provisions [line items]
Other provisions	$ 254,327	$ 167,526	$ 192,353
Legal claim, coverage of costs	10,000
Legal claim, amount paid	5,000
Insurance recovery assets	8,071	8,886
Litigation Provision, Including Other
Disclosure of other provisions [line items]
Other provisions	25,362
Litigation
Disclosure of other provisions [line items]
Other provisions	$ 28,999	$ 27,135	$ 35,676